CASH FLOWS	12 Months Ended
Dec. 31, 2025
CASH FLOWS
Cash flows	NOTE 28 – CASH FLOWS

USDm	2025	2024	2023
Reversal of other non-cash movements:
Exchange rate adjustments	0.5	(0.6)	0.1
Share-based payments	34.1	30.2	22.5
Fair value adjustments on derivative financial instruments	6.8	(6.6)	(1.5)
Reversal of provisions adjustments	—	—	(6.5)
Other adjustments	—	(0.1)	(0.1)
Total	41.4	22.9	14.5

USDm	2025	2024	2023
Change in inventories, receivables, and payables:
Change in inventories	(1.3)	(10.2)	1.2
Change in receivables	(33.2)	41.7	45.2
Change in prepayments	(3.8)	8.4	(1.8)
Change in trade payables and other liabilities	4.8	7.9	3.2
Total	(33.5)	47.8	47.8